Financial Risk and Fair Value Disclosures - Assets and Liabilities Measured and Recorded at Fair Value on a Recurring Basis (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	$ 705,918	$ 22,971	$ 945,021
Financial assets at fair value through profit or loss, noncurrent	17,784,651	578,739	19,501,274
Financial assets at fair value through other comprehensive income, current	3,213,057	104,558	8,482,334
Financial assets at fair value through other comprehensive income, noncurrent	11,976,543	389,735	11,353,331
Financial liabilities at fair value through profit or loss, current	438,397	$ 14,266	2,380,599
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	669,444		761,320
Financial assets at fair value through profit or loss, noncurrent	6,626,088		9,323,064
Financial assets at fair value through other comprehensive income, current	3,213,057		8,482,334
Financial assets at fair value through other comprehensive income, noncurrent	8,366,276		8,849,869
Financial liabilities at fair value through profit or loss, current	0		0
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	0		0
Financial assets at fair value through profit or loss, noncurrent	468,164		497,751
Financial assets at fair value through other comprehensive income, current	0		0
Financial assets at fair value through other comprehensive income, noncurrent	0		0
Financial liabilities at fair value through profit or loss, current	0		0
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss, current	36,474		183,701
Financial assets at fair value through profit or loss, noncurrent	10,690,399		9,680,459
Financial assets at fair value through other comprehensive income, current	0		0
Financial assets at fair value through other comprehensive income, noncurrent	3,610,267		2,503,462
Financial liabilities at fair value through profit or loss, current	$ 438,397		$ 2,380,599